FAIR VALUE (Tables)	12 Months Ended
Sep. 30, 2025
FAIR VALUE
Summary of certain financial instruments or assets on a recurring fair value basis

Recurring fair value measurements - September 30, 2025	Level 1	Level 2	Level 3
Financial assets and liabilities at fair value through FVTPL
Equity investment	$—	$—	$685,662
Financial liabilities at fair value through FVTPL
Convertible debentures	—	—	14,477,841
Non financial assets at fair value through other comprehensive income
Cryptocurrencies	—	126,529,342	—
	$—	$126,529,342	$15,163,503

Recurring fair value measurements - September 30, 2024	Level 1	Level 2	Level 3
Financial assets at fair value through FVTPL
Equity investment	$—	$442	$1,512,889
Non financial assets at fair value through other comprehensive income
Cryptocurrencies	—	25,575,512	—
	$—	$25,575,954	$1,512,889

Summary of significant unobservable inputs used in the level 3 fair value measurements

			Unobservable
Description	Fair Value		Inputs	Range of Inputs
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2025
Investments	$685,662	$1,512,889	(a) and (b)	N/A
Convertible debentures	$14,477,841	—	(c)	N/A